Summary of Significant Accounting Policies (Details) - Schedule of translations of amounts from HKD into USD (Parentheticals) - US [Member] - $ / shares	Jun. 30, 2022	Jun. 30, 2021
Consolidated balance sheets [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Exchange rate	$ 1	$ 1
Consolidated statements of operations and comprehensive income [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Exchange rate	$ 1	$ 1